Financial instruments - Fair values and risk management - Hedge discontinuance and ineffectiveness (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disclosure of detailed information about hedging instruments [line items]
Total	€ 266.0	€ 31.0	€ 1,295.0
Cash Flow Hedges
Disclosure of detailed information about hedging instruments [line items]
Change in gross value used for calculating hedge ineffectiveness	€ (1.5)	€ 3,622.4	€ (1,020.9)